CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY $ in Thousands	Cumulative Effect Period Of Adoption Adjustment [Member] Ordinary shares CNY (¥)	Cumulative Effect Period Of Adoption Adjustment [Member] Additional paid in capital [Member] CNY (¥)	Cumulative Effect Period Of Adoption Adjustment [Member] Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Cumulative Effect Period Of Adoption Adjustment [Member] Treasury stock [Member] CNY (¥)	Cumulative Effect Period Of Adoption Adjustment [Member] Retained earnings (Accumulated losses) [Member] CNY (¥)	Cumulative Effect Period Of Adoption Adjustment [Member] Non-controlling interests [Member] CNY (¥)	Cumulative Effect Period Of Adoption Adjustment [Member] CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid in capital [Member] CNY (¥)	Accumulated other comprehensive (loss)/income [Member] CNY (¥)	Treasury stock [Member] CNY (¥) shares	Retained earnings (Accumulated losses) [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	CNY (¥) shares	USD ($) shares
Cumulative effect of adoption of new accounting standard								¥ 25,000	¥ 4,582,850,000	¥ 62,952,000	¥ (13,876,000)	¥ 4,671,367,000	¥ 3,137,709,000	¥ 12,441,027,000
Beginning Balance at Dec. 31, 2019								¥ 25,000	4,582,850,000	62,952,000	¥ (13,876,000)	4,671,367,000	3,137,709,000	12,441,027,000
Beginning Balance (in shares) at Dec. 31, 2019 | shares								180,653,497			(1,723,200)
Share-based compensation expense								¥ 0	923,000	0	¥ 0	0	0	923,000
Common stock offering								¥ 1,000	636,179,000	0	¥ 0	0	0	¥ 636,180,000
Common stock offering (in shares) | shares								5,976,272			0			5,976,272	5,976,272
Foreign currency exchange translation adjustment								¥ 0	0	(251,893,000)	¥ 0	0	0	¥ (251,893,000)
Change in the instrument-specific credit risk								0	0	60,326,000	0	0	0	60,326,000
Subsidiary's offering of its equity interests								0	0	0	0	0	3,100,000,000	3,100,000,000
Contribution from principal shareholders								0	139,854,000	0	0	0	(139,854,000)	0
Repurchase of non-controlling interest								0	(20,625,000)	0	0	0	(266,062,000)	(286,687,000)
Equity financing in a subsidiary								0	0	0	0	0	3,100,000,000	3,100,000,000
Share Repurchase								0	0	0	¥ (29,294,000)	0	0	(29,294,000)
Share Repurchase (in shares) | shares											(1,222,640)
Exercise of share options								¥ 0	83,562,000	0	¥ 0	0	0	¥ 83,562,000
Exercise of share option (in shares) | shares								3,750,540			0			3,750,540	3,750,540
Contribution from non-controlling interest shareholders								¥ 0	0	0	¥ 0	0	865,000,000	¥ 865,000,000
Net income								0	0	0	0	230,385,000	104,870,000	335,255,000
Settlement of non-controlling interests								0	(171,498,000)	0	0	0	(3,798,746,000)	(3,970,244,000)
Ending Balance at Dec. 31, 2020	¥ 0	¥ 0	¥ 0	¥ 0	¥ 6,607,000	¥ 0	¥ 6,607,000	¥ 26,000	5,251,245,000	(128,615,000)	¥ (43,170,000)	4,908,359,000	3,002,917,000	12,990,762,000
Ending Balance (in shares) at Dec. 31, 2020 | shares								190,380,309			(2,945,840)
Cumulative effect of adoption of new accounting standard	¥ 0	¥ 0	¥ 0	¥ 0	¥ 6,607,000	¥ 0	¥ 6,607,000	¥ 26,000	5,251,245,000	(128,615,000)	¥ (43,170,000)	4,908,359,000	3,002,917,000	12,990,762,000
Share-based compensation expense								0	9,884,000	0	0	0	0	9,884,000
Foreign currency exchange translation adjustment								0	0	(55,438,000)	0	0	0	(55,438,000)
Change in the instrument-specific credit risk								0	0	56,224,000	0	0	0	56,224,000
Exercise of share options								¥ 0	2,212,000	0	0	0	0	¥ 2,212,000
Exercise of share option (in shares) | shares								109,200						105,200	105,200
Conversion of Convertible senior notes								¥ 0	354,582,000	(14,252,000)	0	0	0	¥ 340,330,000	$ 16,000
Conversion of Convertible senior notes (in shares) | shares								3,281,244						3,281,244	3,281,244
Net income								¥ 0	0	0	0	721,018,000	234,554,000	¥ 955,572,000
Change in fair value of interest rate swap cash flow hedges								0	0	(12,294,000)	0	0	0	(12,294,000)
Ending Balance at Dec. 31, 2021								¥ 26,000	5,617,923,000	(154,375,000)	¥ (43,170,000)	5,629,377,000	3,237,471,000	14,287,252,000
Ending Balance (in shares) at Dec. 31, 2021 | shares								193,770,753			(2,945,840)
Cumulative effect of adoption of new accounting standard								¥ 26,000	5,617,923,000	(154,375,000)	¥ (43,170,000)	5,629,377,000	3,237,471,000	14,287,252,000
Share-based compensation expense								0	987,259,000	0	0	0	13,610,000	1,000,869,000
Foreign currency exchange translation adjustment								0	0	270,807,000	0	0	135,342,000	406,149,000	$ 58,886
Change in the instrument-specific credit risk								0	0	100,158,000	0	0	0	100,158,000	14,522
Unrealized gain on available-for-sale securities								0	0	973,000	0	0	0	973,000	$ 141
Subsidiary's offering of its equity interests								0	3,303,660,000	0	0	0	6,419,192,000	9,722,852,000
Equity financing in a subsidiary								0	3,303,660,000	0	0	0	6,419,192,000	9,722,852,000
Exercise of share options								¥ 2,000	3,853,000	0	¥ 0	0	0	¥ 3,855,000
Exercise of share option (in shares) | shares								10,364,276			0			175,536	175,536
Contribution from non-controlling interest shareholders								¥ 0	0	0	¥ 0	0	17,000,000	¥ 17,000,000
Net income								0	0	0	0	620,506,000	944,633,000	1,565,139,000
Settlement of non-controlling interests								0	236,000	0	0	0	(5,418,000)	(5,182,000)
Distribution of a subsidary's dividend to non-controlling interest holders								0	0	0	0	0	(95,172,000)	(95,172,000)
Ending Balance at Dec. 31, 2022								¥ 28,000	9,912,931,000	217,563,000	¥ (43,170,000)	6,249,883,000	10,666,658,000	27,003,893,000	$ 3,915,197
Ending Balance (in shares) at Dec. 31, 2022 | shares								204,135,029			(2,945,840)
Cumulative effect of adoption of new accounting standard								¥ 28,000	¥ 9,912,931,000	¥ 217,563,000	¥ (43,170,000)	¥ 6,249,883,000	¥ 10,666,658,000	¥ 27,003,893,000	$ 3,915,197